CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 3,817.4	$ 4,143.1
Accounts receivable, net, less allowance for doubtful accounts ($0.4 and $0.1 at December 31, 2018 and 2017, respectively)	404.0	282.0
Credit card and loan receivables:
Credit card receivables - restricted for securitization investors	13,418.3	14,293.9
Other credit card and loan receivables	4,436.7	4,319.9
Total credit card and loan receivables	17,855.0	18,613.8
Allowance for loan loss	(1,038.3)	(1,119.3)
Credit card and loan receivables, net	16,816.7	17,494.5
Credit card and loan receivables held for sale	1,951.6	1,026.3
Inventories, net	248.0	230.6
Other current assets	293.2	278.4
Redemption settlement assets, restricted	558.6	589.5
Current assets of discontinued operations	622.2	661.2
Total current assets	24,711.7	24,705.6
Property and equipment, net	288.2	277.9
Deferred tax asset, net	44.0	26.8
Intangible assets, net	217.4	335.9
Goodwill	954.8	992.8
Other non-current assets	636.4	620.3
Long-term assets of discontinued operations	3,535.2	3,725.5
Total assets	30,387.7	30,684.8
LIABILITIES AND EQUITY
Accounts payable	486.2	575.8
Accrued expenses	322.2	337.2
Current portion of deposits	6,537.7	6,366.2
Current portion of non-recourse borrowings of consolidated securitization entities	2,717.6	1,339.9
Current portion of long-term and other debt	138.9	127.2
Other current liabilities	291.8	305.4
Deferred revenue	766.1	846.6
Current liabilities of discontinued operations	223.5	248.4
Total current liabilities	11,484.0	10,146.7
Deferred revenue	109.2	120.3
Deferred tax liability, net	256.5	211.1
Deposits	5,256.0	4,564.7
Non-recourse borrowings of consolidated securitization entities	4,934.1	7,467.4
Long-term and other debt	5,586.5	5,943.7
Other liabilities	392.4	333.7
Long-term liabilities of discontinued operations	36.9	41.9
Total liabilities	28,055.6	28,829.5
Stockholders' equity:
Common stock, $0.01 par value; authorized, 200.0 shares; issued, 113.0 shares and 112.8 shares at December 31, 2018 and 2017, respectively	1.1	1.1
Additional paid-in capital	3,172.4	3,099.8
Treasury stock, at cost, 59.6 shares and 57.4 shares at December 31, 2018 and 2017, respectively	(5,715.7)	(5,272.5)
Retained earnings	5,012.4	4,167.1
Accumulated other comprehensive loss	(138.1)	(140.2)
Total stockholders' equity	2,332.1	1,855.3
Total liabilities and equity	$ 30,387.7	$ 30,684.8